Investment in Associate - Equity (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates and joint ventures [line items]
Investment in associate	€ 22,932	€ 38,345
VISEN Pharmaceuticals [member] | Associates [member]
Disclosure of associates and joint ventures [line items]
Company's share of equity before eliminations	43,957	59,455
Elimination of internal profit recognized	(21,025)	(21,110)
Company's share of equity after eliminations	22,932	38,345
Investment in associate	€ 22,932	€ 38,345